Subsequent Event	12 Months Ended
Dec. 31, 2025
Subsequent Event [Abstract]
Subsequent event
19.	Subsequent event

On March 17, 2026, the Group adopted the 2026 Share Incentive Plan (the “2026 Plan”), to attract and retain the best available personnel, provide additional incentives to employees, directors and consultants and promote the success of our business. The Group may grant options, restricted shares, restricted share units and other equity-based awards under the 2026 Plan to its employees, directors and consultants. Under the 2026 Plan, a total of 21,139,467,404 Class A ordinary shares were initially reserved for issuance. As of the date of these consolidated financial statements, there were nil restricted shares issued and nil restricted shares outstanding under the 2026 Plan.

On February 12, 2026, the Company entered into certain securities purchase agreement with certain non-U.S. investors pursuant to which the Company agreed to sell to the purchasers an aggregate of 96,000,000,001 Class A ordinary shares, par value US$0.0001 per share, at a price of $0.0012457 per share to purchase an aggregate of 96,000,000,001 class A Ordinary Shares, for the aggregate purchase price of approximately $119,590,000, which purchase price should be paid by the purchasers in fiat money or in cryptocurrencies, in the sole discretion of the Company. On February 18, the Company has issued an aggregate of 96,000,000,001 Class A Ordinary Shares to the Purchasers.

Effective February 6, 2026, Mr. Jintao Lin resigned as a director of the Company. Effective February 6, 2026, the Board appointed Ms.Furong Tian as a director of the Company and the chair of the Audit Committee.

On February 24 and 28, 2026, the company issued 60,000,000 and 96,000,000 Class A Ordinary Shares due to the exercise of warrants issued on November 23, 2022.

The Group evaluated subsequent events through May 8, 2026, the date on which the consolidated financial statements were issued, the Group did not identify any other subsequent events that require recognition and disclosure in the consolidated financial statements.